Basis of preparation - Schedule of Foreign currency exchange rate (Details) - $ / £	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
Closing foreign exchange rate	1.38358	1.23272
Average foreign exchange rate	1.39134	1.23277